Rule 497(e)
Registration No. 033-11420
1940 Act File No. 811-04993

NICHOLAS LIMITED EDITION, INC.

SUPPLEMENT DATED SEPTEMBER 4, 2020
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2020
OF

Nicholas Limited Edition, Inc.

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION
PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE

The purpose of this supplement is to notify the shareholders of Nicholas Limited Edition, Inc. (the
"Fund") that Mr. David O. Nicholas has resumed his role as the sole Portfolio Manager of the
Fund. The information regarding the previous portfolio managers found in the following sections of the statement of additional information dated April 29, 2020 is deleted and replaced with the following.

INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION:

1. On page 17, in the final paragraph of the section captioned “THE FUND’S INVESTMENT ADVISER,” the statement regarding Neal Dihora is deleted in its entirety.

2. On page 20, the entry for Neal Dihora in the table in the section captioned "MANAGEMENT – DIRECTORS, EXECUTIVE OFFICERS AND PORTFOLIO MANAGER OF THE FUND" is deleted in its entirety

3. On page 23, the heading and the first paragraph in the section captioned "PORTFOLIO MANAGERS OF THE FUND" are revised and restated as follows:

PORTFOLIO MANAGER OF THE FUND

For the fiscal year ended December 31, 2019, David O. Nicholas was the Lead Portfolio
Manager of the Fund and Neal Dihora was the Co-Portfolio Manager of the Fund. Effective
September 1, 2020, Mr. Nicholas was the sole Portfolio Manager of the Fund. Mr. Nicholas is primarily responsible for the day-to-day management of the Fund's portfolio. The following table identifies the number of accounts (other than the Fund) for which he is primarily responsible for the day-to-day management of and total assets of other such accounts within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts as of December 31, 2019.

4. On pages 24 and 25, the entry for Neal Dihora in each table in the section captioned "PORTFOLIO MANAGERS OF THE FUND" are deleted in their entirety.